Fair Value Measurements (Fair Value Options Included) (Details) (Fixed Maturities, FVO [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	$ 791	$ 1,010
ABS [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	3	0
CRE CDOs [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	167	193
CMBS Credit [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	8	108
Corporate [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	84	4
Foreign Government [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	494	699
Municipals [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	1	1
RMBS [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	9	3
U.S. Government [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	$ 25	$ 2